CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Revenue	$ 38,800,000	$ 32,661,000		$ 151,533,000	$ 116,099,000	$ 107,314,000
General and administrative expenses	10,292,000	5,158,000
Cost of revenue:
Cost of revenue	10,778,000	10,367,000		40,290,000	36,399,000	30,797,000
Gross profit	28,022,000	22,294,000		111,243,000	79,700,000	76,517,000
Operating expenses:
Sales and marketing	19,301,000	14,041,000		76,545,000	61,901,000	50,269,000
General and administrative	10,292,000	5,158,000
General and administrative				36,872,000	24,614,000	19,102,000
Research and development	4,102,000	2,894,000		12,204,000	11,148,000	8,244,000
Depreciation and amortization	258,000	273,000		1,059,000	1,049,000	1,209,000
Total operating expenses	33,953,000	22,366,000		126,680,000	98,712,000	78,824,000
Loss from operations	(5,931,000)	(72,000)		(15,437,000)	(19,012,000)	(2,307,000)
Interest income, net	13,000	4,000		41,000	56,000	21,000
Other income (expense):
Other income (expense), net	(63,000)	(828,000)		(511,000)	(604,000)	268,000
(Loss) income before provision for income taxes	(5,981,000)	(896,000)		(15,907,000)	(19,560,000)	(2,018,000)
Income tax benefit	(1,039,000)	(167,000)		1,062,000	614,000	1,930,000
Net loss	(4,942,000)	(729,000)		(16,969,000)	(20,174,000)	(3,948,000)
Net income attributable to redeemable noncontrolling interest	(397,000)			(27,000)
Net (loss) income	(5,339,000)	(729,000)		(16,996,000)	(20,174,000)	(3,948,000)
Deemed dividends on preferred stock	(8,794,000)	(7,735,000)		(34,446,000)	(107,469,000)
Net loss available to common shareholders	$ (14,133,000)	$ (8,464,000)		$ (51,442,000)	$ (127,643,000)	$ (3,948,000)
Basic and diluted income per share, Class A redeemable common stock	$ (1.22)	$ (0.87)		$ (4.99)	$ (14.99)	$ (0.47)
Weighted average of shares used in computing net loss per share of common stock, basic and diluted	11,594,532	9,705,383		10,313,350	8,514,858	8,449,924
Apex Technology Acquisition Corp [Member]
Revenue:
General and administrative expenses	$ 1,842,079	$ 194,283	$ 295,109	$ 5,309,612
Cost of revenue:
Franchise tax expense	50,000	50,000	295,342	201,196
Operating expenses:
General and administrative	1,842,079	194,283	295,109	5,309,612
General and administrative	15,000
Loss from operations	(1,892,079)	(244,283)	(590,451)	(5,510,808)
Other income (expense):
Change in fair value of warrant liabilities	30,171,850	4,294,000	3,052,800	(56,471,950)
Interest earned on marketable securities held in Trust Account	31,841	1,452,414	1,809,163	1,671,038
Transaction costs - warrants			(988,242)
Other income (expense), net	30,203,691	5,746,414	3,873,721	(54,800,912)
(Loss) income before provision for income taxes	28,311,612	5,502,131	3,283,270	(60,311,720)
Income tax benefit		392,446	317,902	411,315
Net loss	28,311,612	5,109,685	2,965,368	(60,723,035)
Net (loss) income	$ 28,311,612	$ 5,109,685	$ 2,965,368	$ (60,723,035)
Basic and diluted income per share, Class A redeemable common stock	$ 0.00	$ 0.03	$ 0.03	$ 0.03
Weighted average of shares used in computing net loss per share of common stock, basic and diluted	35,000,000	35,000,000	35,000,000	35,000,000
Basic weighted average shares outstanding of Class A and Class B non-redeemablecommon stock	9,560,000	9,560,000	9,062,000	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemablecommon stock	$ 2.96	$ 0.43	$ 0.20	$ (6.46)
Diluted weighted average shares outstanding of Class A and Class B non-redeemablecommon stock	12,757,321	9,560,000
Diluted net income per share, Class A and Class B non-redeemable common stock	$ (0.15)	$ (0.02)
Saas [Member]
Revenue:
Revenue	$ 18,259,000	$ 10,243,000		$ 52,074,000	$ 27,744,000	$ 15,558,000
Cost of revenue:
Cost of revenue	4,440,000	2,514,000		11,050,000	7,500,000	4,194,000
Termed License and Support [Member]
Revenue:
Revenue	8,727,000	7,744,000		38,949,000	26,985,000	21,802,000
Cost of revenue:
Cost of revenue	273,000	472,000		1,930,000	1,897,000	1,794,000
Services [Member]
Revenue:
Revenue	5,916,000	7,579,000		34,140,000	26,662,000	27,228,000
Cost of revenue:
Cost of revenue	5,585,000	7,012,000		26,089,000	24,727,000	21,724,000
Maintenance and OEM
Revenue:
Revenue	5,409,000	6,005,000		23,462,000	29,122,000	36,161,000
Cost of revenue:
Cost of revenue	480,000	369,000		1,221,000	2,275,000	3,085,000
Perpetual License [Member]
Revenue:
Revenue	$ 489,000	$ 1,090,000		$ 2,908,000	$ 5,586,000	$ 6,565,000